Subsequent Events (Details) - Far North Corporation - Major business combination $ in Millions	Feb. 02, 2026 CAD ($) MW
Disclosure of detailed information about business combination [line items]
Total purchase consideration transferred | $	$ 95
Natural Gas-Fired Thermal Generation
Disclosure of detailed information about business combination [line items]
Capacity of facility (in megawatts) | MW	310